SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes	$ 701.8	$ 515.0	$ 497.0
Interest	132.0	$ 116.0	$ 122.3
Parent Company
Income Taxes	625.0
Interest	$ 128.2